Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Rental income	$ 42,659,000	$ 12,317,000	$ 120,277,000	$ 30,362,000	$ 54,604,815	$ 22,133,285	$ 13,223,384
Property expense recoveries	9,972,000	3,553,000	27,631,000	7,673,000	14,310,393	3,356,733	1,785,486
Total revenue	52,631,000	15,869,180	147,908,000	38,035,000	68,915,208	25,490,018	15,008,870
Expenses:
Asset management fees to affiliates	3,382,000	1,040,000	8,845,000	2,532,000	4,317,544	1,882,473	1,083,304
Property management fees to affiliates	1,446,000	569,000	3,986,000	1,194,000	1,838,574	669,523	377,078
Property operating expenses	8,465,000	2,189,000	22,238,000	4,078,000	8,864,664	542,373	0
Property tax expense	6,665,000	1,885,000	17,671,000	4,076,000	8,060,981	2,701,126	1,785,486
Business Combination, Acquisition Related Costs	596,000	158,000	3,482,000	1,023,000	29,500,000
Acquisition fees and expenses to non- affiliates					4,638,438	1,332,385	1,560,974
Acquisition fees and expenses to affiliates	5,742,000	886,000	22,657,000	7,303,000	24,849,257	4,816,500	1,680,000
General and administrative expenses	998,000	654,000	4,192,000	2,028,000	2,757,945	2,033,401	1,748,334
Depreciation and amortization	19,005,000	5,451,000	51,104,000	13,415,000	24,190,528	9,426,785	5,608,669
Total expenses	46,299,000	12,832,000	134,175,000	35,649,000	79,517,931	23,404,566	13,843,845
Income (loss) from operations	6,332,000	3,038,000	13,733,000	2,386,000	(10,602,723)	2,085,452	1,165,025
Other income (expense):
Interest expense	(5,840,000)	(3,384,000)	(18,704,000)	(9,234,000)	(13,921,846)	(7,760,015)	(5,787,676)
Interest income	86,000	0	279,000	1,000	1,764	545	1,153
Gain on investment in unconsolidated entity					160,000	0	0
Loss from investment in unconsolidated entity	(197,000)	(89,000)	(177,000)	49,000	(106,227)	0	0
Net loss	381,000	(435,683)	(4,869,000)	(6,798,000)	(24,469,032)	(5,674,018)	(4,621,498)
Distributions to redeemable preferred unit holders	(4,792,000)	0	(14,219,000)	0	(2,968,750)	0	0
Less: Net loss attributable to noncontrolling interests	147,000	62,000	701,000	1,089,000	3,091,518	1,739,105	2,274,789
Net loss attributable to controlling interest	(4,264,000)	(373,000)	(18,387,000)	(5,709,000)	(24,346,264)	(3,934,913)	(2,346,709)
Distributions to redeemable noncontrolling interests attributable to common stockholders	(90,000)	(80,000)	(265,000)	(232,000)	(318,136)	(259,612)	(188,759)
Net loss attributable to common stockholders	$ (4,354,000)	$ (453,850)	$ (18,652,000)	$ (5,941,000)	$ (24,664,400)	$ (4,194,525)	$ (2,535,468)
Net loss attributable to common stockholders per share, basic and diluted (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.17)	$ (0.29)	$ (0.97)	$ (0.46)	$ (0.72)
Weighted average number of common shares outstanding, basic and diluted	127,701,177	25,867,247	106,770,021	20,597,265	25,404,780	9,073,641	3,517,692